Long-term debt	12 Months Ended
Jun. 30, 2020
Long-term debt.
Long-term debt

17Long-term debt

	2020	2019*
for the year ended 30 June	Rm	Rm
Total long-term debt	167 197	129 569
Short-term portion	(19 686)	(2 219)
	147 511	127 350

Analysis of long-term debt At amortised cost
Secured debt**	4 608	6 602
Unsecured debt***	163 216	123 555
Unamortised loan costs	(627)	(588)

	167 197	129 569

Reconciliation
Balance at beginning of year	129 569	101 830
Transfer of operating lease straight-lining under IAS 17 on initial application of IFRS 16	(1 027)	—

Adjusted amount at 1 July 2019	128 542	101 830
Loans raised***	36 487	93 884
Loans repaid****	(28 335)	(69 655)
Modification loss/(gain)*****	1 193	(112)
Interest accrued	1 003	917
Amortisation of loan costs	135	725
Transfer to disposal groups held for sale**	(1 551)	—
Translation of foreign operations	29 723	1 980

Balance at end of year	167 197	129 569

Interest-bearing status
Interest-bearing debt	167 197	128 624
Non-interest-bearing debt	—	945

	167 197	129 569

Maturity profile
Within one year	19 686	2 219
One to five years	133 179	112 676
More than five years	14 332	14 674

	167 197	129 569

Business segmentation
Energy	2 396	5 085
Base Chemicals	3 076	2 615
Performance Chemicals	610	395
Group Functions	161 115	121 474

Total operations	167 197	129 569

*2019 finance leases under IAS 17 were moved to note 18 Lease liabilities.

**Reduction in secured debt mainly due to Rompco debt that was transferred to liabilities held for sale. Refer note 12.

***Loans raised to fund US growth projects.

****2020 relate mainly to US$1,5 billion repayments on the revolving credit facility in Sasol Financing International. 2019 relate mainly to the settlement of the LCCP term loan, discharging the completion guarantee issued in respect of the LCCP and the settlement of the Inzalo Public debt.

*****2020 relates to the loan covenant amendment. Refer to page 47.

Fair value of long-term debt

The fair value of long-term debt is based on the quoted market price for the same or similar instruments or on the current rates available for debt with the same maturity profile and with similar cash flows. Market related rates ranging between 1,8% and 8,5% were used to discount estimated cash flows based on the underlying currency of the debt.

	2020 Rm	2019 Rm
Total long-term debt (before unamortised loan costs)*	160 425	133 428

*The difference in the fair value of long-term debt when compared to the carrying value is mainly due to the prevailing market price of the debt instruments.

17Long-term debt continued

In terms of Sasol Limited’s memorandum of incorporation, the group’s borrowing powers are limited to twice the sum of its share capital and reserves (2020 — R309 billion; 2019 — R452 billion).

Terms of repayment	Security	Business	Currency	Interest rate at 30 June 2020**	2020 Rm	2019 Rm
Secured debt Repayable in quarterly instalments ending August 2024	Secured by property, plant and equipment with a carrying value of R4 999 million (2019 — R4 183 million).	Base Chemicals	US dollar	Libor + 2,5%	3 209	2 735
Repayable in bi-annual instalments ending June 2022	Secured by property, plant and equipment with a carrying value of R4 450 million (2019 — R4 941 million)	Energy (ROMPCO)*	Rand		—	2 590
Repayable in bi-annual instalments ending February 2030	Secured by shares, property, plant and equipment with a carrying value of R1 821 million (2019 — R1 480 million)	Energy (CTRG)	US dollar	Libor + 5,5%	1 226	1 093
		Various	Various	Various	173	184
					4 608	6602

*The Rompco debt was transferred to disposal groups held for sale. Refer note 12.

**Unless specified interest rate remained unchanged year-on-year.

Terms of repayment	Business	Currency	Interest rate at 30 June 2020**	2020 Rm	2019 Rm
Unsecured debt Various repayment terms ending April 2031	Various	Various	Various	949	1 779
Various repayment terms	Energy	Rand	Fixed 8%	659	626
Repayable in August 2022	Group Functions (Sasol Financing)	Rand	Variable 3 months Jibar + 1,3%	2 197	—
Various repayment terms from November 2021 November 2024(1),(2),(3)	Group Functions US dollar to (Sasol Financing International)		Fixed 4,5% and variable Libor + 1,60% to 2,90% (2019 — Libor +1%)	88 210	63 548
Various repayment terms from June 2024 to September 2028(3),(4)	Group Functions US dollar (Sasol Financing USA)		Fixed 5,8% to 6,5% and variable Libor + 1,6% to 2% (2019 — Libor + 1% — 1,4%)	71 201	57 602
Total unsecured debt				163 216	123 555
Total long-term debt				167 824	130 157
Unamortised loan costs (amortised over period of debt using the effective interest rate method)				(627)	(588)
				167 197	129 569
Short-term portion of long-term debt				(19 686)	(2 219)
				147 511	127 350

(1)

Included in this amount is the US$1 billion (R17 billion) bond, with a fixed interest rate of 4,5% which is listed on the New York Stock Exchange and is recognised in Sasol Financing International Limited, a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bond. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary by dividend or loan. The variable interest rate debt relates to the US$3,9 billion (R67,6 billion) revolving credit facility and the US$150 million (R2,6 billion) term loan.

(2)	During the year Sasol Financing International Limited, drew down US$1,9 billion to fund mainly the LCCP and repaid US$1,5 billion on its revolving credit facility.

(3)	Increases mainly due to translation of foreign operations.

(4)

Included in this amount is the US$2,25 billion (R39,6 billion) bonds, with fixed interest rates of 5,88% and 6,5% which are listed on the New York Stock Exchange and is recognised in Sasol Financing USA LLC, a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bond. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary by dividend or loan. The variable interest rate debt relates to the US$1,65 billion (R28,6 billion) term loan and US$150 million (R2,6 million) revolving credit facility.

			Contract amount	Total Rand equivalent	Utilised facilities	Available facilities
30 June 2020	Expiry date	Currency	million	Rm	Rm	Rm
Banking facilities and debt arrangements
Group treasury facilities
Commercial paper (uncommitted)(1)	None	Rand	8 000	8 000	2 176	5 824
Commercial banking facilities(2)	None	Rand	9 000	9 000	4 750	4 250
Revolving credit facility(3)	Various	US dollar	3 900	67 571	67 138	433
Revolving credit facility	June 2024	US dollar	150	2 599	2 599	—
Debt arrangements	November 2022	US dollar	1 000	17 326	17 326	—
US Dollar Bond	March 2024	US dollar	1 500	25 989	25 989	—
US Dollar Bond	September 2028	US dollar	750	12 995	12 995	—
US Dollar Bond	June 2024	US dollar	1 650	28 588	28 588	—
US Dollar term loan	June 2021	US dollar	150	2 599	2 599	—
US Dollar term loan	June 2021	US dollar	1 000	17 326	17 326	—
US Dollar Syndicated Loan facility(4)
Other Sasol businesses
Specific project asset finance
Energy — Clean Fuels II (Natref)	Various	Rand	1 838	1 838	1 838	—
Debt arrangements
Other debt arrangements		Various	—	—	6 030	—
					189 354	10 507

Available cash excluding restricted cash						32 287

Total funds available for use						42 794

Total utilised facilities						189 354
Accrued interest						1 003
Unamortised loan cost						(627)

Total debt including accrued interest and unamortised loan cost						189 730

Comprising
Long-term debt						147 511
Short-term debt(4)						41 574
Short-term debt						21 888
Short-term portion of long-term debt						19 686
Bank overdraft						645

189 730

(1)In August 2019, Sasol issued its inaugural paper to the value of R2 176 million in the local debt market under the current Domestic Medium Term Note (DMTN) programme, at 130 basis points above 3 month Jibar, repayable in August 2022.

(2)These commercial banking facilities are included in short-term debt.

(3)The RCF is available until November 2024, with total availability reducing to US$3,495 billion by November 2022 and to US$2,845 billion by November 2023.

(4)In November 2019 Sasol secured a US$1 billion syndicated loan facility for up to 18 months. The syndicated loan is included in short-term debt and matures in June 2021.

Loan covenant amendment

Lenders agreed to waive Sasol’s Net Debt : Earnings Before Interest, Taxation, Depreciation and Amortisation (EBITDA) covenant as at 30 June 2020 and to increase the maximum Net Debt : EBITDA covenant to 4 times for the 31 December 2020 measurement period, subject to certain conditions that include restrictions on capital expenditure and dividend payments. Sasol will also reduce the size of its loan facilities as debt levels are reduced. We have classified US$1 billion of the US$3,9 billion RCF as short- term in anticipation of proceeds from our asset divestment process. Proceeds will be utilised to repay the syndicated loan and reduce the RCF.

Accounting policies:

Debt, which constitutes a financial liability, includes short-term and long-term debt. Debt is initially recognised at fair value, net of transaction costs incurred and is subsequently stated at amortised cost. Debt is classified as short-term unless the borrowing entity has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Debt is derecognised when the obligation in the contract is discharged, cancelled or has expired. Premiums or discounts arising from the difference between the fair value of debt raised and the amount repayable at maturity date are charged to the income statement as finance expenses based on the effective interest rate method. A debt modification gain or loss is recognised immediately when a debt measured at amortised cost has been modified.